TRADE AND OTHER RECEIVABLES - By age (Details) - IDR (Rp)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and other receivables
Trade receivables	Rp 11,339,000,000,000	Rp 11,016,000,000,000
Third parties
Trade and other receivables
Trade receivables	8,996,000,000,000	9,275,000,000,000
Related parties
Trade and other receivables
Trade receivables	2,343,000,000,000	1,741,000,000,000
Financial assets past due but not impaired
Trade and other receivables
Trade receivables	4,217,000,000,000	Rp 3,890,000,000,000
Not past due
Trade and other receivables
Trade receivables	8.9
ECL rate		4.90%
Up to 3 months
Trade and other receivables
Trade receivables	21.2
ECL rate		20.50%
3 to 6 months
Trade and other receivables
Trade receivables	38.9
ECL rate		35.60%
More than 6 months
Trade and other receivables
Trade receivables	80.4
ECL rate		82.90%
Gross or Cost
Trade and other receivables
Trade receivables	19,699,000,000,000	Rp 17,223,000,000,000
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	15,803,000,000,000	14,312,000,000,000
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,896,000,000,000	2,911,000,000,000
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	7,818,000,000,000	7,490,000,000,000
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	2,300,000,000,000	2,577,000,000,000
Gross or Cost | Up to 3 months | Third parties
Trade and other receivables
Trade receivables	8,110,000,000,000	8,549,000,000,000
Gross or Cost | Up to 3 months | Related parties
Trade and other receivables
Trade receivables	2,008,000,000,000	1,519,000,000,000
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	1,274,000,000,000	1,308,000,000,000
Gross or Cost | 3 to 6 months | Third parties
Trade and other receivables
Trade receivables	862,000,000,000	1,055,000,000,000
Gross or Cost | 3 to 6 months | Related parties
Trade and other receivables
Trade receivables	412,000,000,000	252,000,000,000
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	8,307,000,000,000	5,848,000,000,000
Gross or Cost | More than 6 months | Third parties
Trade and other receivables
Trade receivables	6,831,000,000,000	4,708,000,000,000
Gross or Cost | More than 6 months | Related parties
Trade and other receivables
Trade receivables	1,476,000,000,000	1,140,000,000,000
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(8,360,000,000,000)	(6,207,000,000,000)	Rp (5,543,000,000,000)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,807,000,000,000)	(5,037,000,000,000)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	(1,553,000,000,000)	(1,170,000,000,000)
Allowance for expected credit losses | Not past due
Trade and other receivables
Trade receivables	(696,000,000,000)	(364,000,000,000)
Allowance for expected credit losses | Up to 3 months
Trade and other receivables
Trade receivables	(488,000,000,000)	(528,000,000,000)
Allowance for expected credit losses | 3 to 6 months
Trade and other receivables
Trade receivables	(495,000,000,000)	(466,000,000,000)
Allowance for expected credit losses | More than 6 months
Trade and other receivables
Trade receivables	Rp (6,681,000,000,000)	Rp (4,849,000,000,000)